                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2008

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Executive Vice President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:


Thomas S. Gayner         Richmond, VA                   5/12/2008
----------------------   ----------------------------   -------------------
[Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                        1

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                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               1
                                        ----------
Form 13F Information Table Entry Total:        120
                                        ----------
Form 13F Information Table Value Total: $1,809,973
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-6056                Markel Gayner Asset Management Corporation

                               Markel Corporation
                                    FORM 13F
                                 March 31, 2008

                                                                                                     Voting Authority
                                                          Value  Shares/ Sh/ Put/ Invstmt    Other ---------------------
        Name of Issuer         Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared  None
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
3M Company                     COM            88579y101     4749   60000 SH       Sole               60000
                                                             902   11400 SH       Defined       01   10000          1400
Accenture                      COM            g1150g111     1055   30000 SH       Defined       01   30000
Aflac                          COM            001055102     1948   30000 SH       Sole               30000
                                                           19947  307120 SH       Defined       01  305000          2120
Alleghany Corporation          COM            017175100     1393    4080 SH       Sole                4080
Allied Capital                 COM            01903Q108     7009  380315 SH       Defined       01  364015         16300
Altria                         COM            02209S103     2591  116700 SH       Defined       01  114500          2200
American Express               COM            025816109      437   10000 SH       Sole               10000
                                                           17091  390928 SH       Defined       01  339000         51928
American International Group   COM            026874107      865   20000 SH       Sole               20000
                                                             993   22955 SH       Defined       01   20000          2955
Anheuser Busch                 COM            035229103      949   20000 SH       Sole               20000
                                                           72774 1533704 SH       Defined       01 1423000        110704
Automatic Data Processing      COM            053015103    12997  306600 SH       Defined       01  300700          5900
Bank of America                COM            060505104    19903  525000 SH       Sole              525000
                                                            7216  190346 SH       Defined       01  130000         60346
Bank of New York Mellon Corp   COM            064058100     1378   33019 SH       Sole               33019
                                                           15003  359523 SH       Defined       01  334907         24616
Berkshire Hathaway Class B     COM            084670207    15320    3425 SH       Sole                3425
                                                          125447   28046 SH       Defined       01   26575          1471
Berkshire Hathaway, Inc.       COM            084670108    14007     105 SH       Sole                 105
                                                          106320     797 SH       Defined       01     755            42
Brookfield Asset Management    COM            112585104     5559  207205 SH       Sole              207205
                                                           44057 1642084 SH       Defined       01 1425343        216741
Brookfield Infrastructure Part COM            G16252101      124    7288 SH       Sole                7288
                                                             919   54204 SH       Defined       01   50613          3591
Brown & Brown                  COM            115236101     6355  365628 SH       Defined       01  365628
Brown Forman Class A           COM            115637100    19654  283860 SH       Defined       01  281000          2860
CB Richard Ellis Group         COM            12497T101     1082   50000 SH       Defined       01   50000
Carmax                         COM            143130102     3107  160000 SH       Sole              160000
                                                          101228 5212558 SH       Defined       01 4803070        409488
Caterpillar Inc                COM            149123101    10569  135000 SH       Sole              135000
                                                            4877   62300 SH       Defined       01   60000          2300
Charles Schwab                 COM            808513105     1036   55000 SH       Sole               55000
                                                            8479  450300 SH       Defined       01  450000           300
Cincinnati Financial           COM            172062101    16594  436236 SH       Defined       01  430686          5550
Cintas Corp                    COM            172908105     1142   40000 SH       Sole               40000
                                                             856   30000 SH       Defined       01   30000
Citigroup                      COM            172967101     4391  205000 SH       Sole              205000
                                                           24652 1150902 SH       Defined       01 1150000           902
Cohen & Steers                 COM            19247a100     1743   65800 SH       Defined       01   60000          5800
Comcast                        COM            20030N101    10782  557500 SH       Sole              557500
                                                            6658  344250 SH       Defined       01  255000         89250
Corus Bankshares               COM            220873103     3084  317000 SH       Defined       01  317000
Diageo PLC                     COM            25243Q205     2440   30000 SH       Sole               30000
                                                          100448 1235219 SH       Defined       01 1160000         75219
Disney                         COM            254687106     3897  124175 SH       Defined       01  110000         14175
Emerson Electric               COM            291011104     5059   98300 SH       Defined       01   85000         13300
Exxon Corporation              COM            302290101    31396  371193 SH       Defined       01  354800         16393
Fairfax Financial Holdings Ltd COM            303901102    80233  279459 SH       Sole              279459
Federated Investors            COM            314211103      392   10000 SH       Sole               10000
                                                            6501  166000 SH       Defined       01  165000          1000
Fidelity National Financial    COM            31620R105    18330 1000000 SH       Sole             1000000
                                                           12057  657800 SH       Defined       01  550000        107800
Forest City Enterprises Class  COM            345550107    29899  812467 SH       Defined       01  782400         30067
Fortune Brands                 COM            349631101     1737   25000 SH       Defined       01   25000
Friedman Billings and Ramsey   COM            358434108      365  215000 SH       Sole              215000

                               Markel Corporation
                                    FORM 13F
                                 March 31, 2008

                                                                                                     Voting Authority
                                                          Value  Shares/ Sh/ Put/ Invstmt    Other ---------------------
        Name of Issuer         Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared  None
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
                                                             807  475000 SH       Defined       01  475000
General Dynamics               COM            369550108    32882  394407 SH       Defined       01  370000         24407
General Electric               COM            369604103    16840  455000 SH       Sole              455000
                                                          118517 3202304 SH       Defined       01 3000000        202304
Goldman Sachs                  COM            38141G104     1654   10000 SH       Defined       01   10000
Home Depot                     COM            437076102      559   20000 SH       Sole               20000
                                                           28036 1002345 SH       Defined       01  900000        102345
Illinois Tool Works            COM            452308109    10128  210000 SH       Sole              210000
                                                            1611   33400 SH       Defined       01   10000         23400
Intel                          COM            458140100     1271   60000 SH       Sole               60000
                                                            3127  147642 SH       Defined       01  140000          7642
International Business Machine COM            459200101     1151   10000 SH       Sole               10000
                                                            1215   10550 SH       Defined       01   10000           550
International Game Technology  COM            459902102    10052  250000 SH       Sole              250000
                                                           35368  879580 SH       Defined       01  790000         89580
International Speedway         COM            460335201     2416   58650 SH       Defined       01   57300          1350
Investors Title Company        COM            461804106    11268  229950 SH       Defined       01  213300         16650
Johnson and Johnson            COM            478160104     4865   75000 SH       Sole               75000
                                                           29902  460945 SH       Defined       01  447200         13745
LandAmerica Financial Group    COM            514936103    36727  930500 SH       Sole              930500
Leucadia National Corp         COM            527288104     3391   75000 SH       Sole               75000
                                                            2826   62500 SH       Defined       01   60000          2500
Lowes                          COM            548661107     2179   95000 SH       Sole               95000
                                                            3712  161800 SH       Defined       01  150000         11800
Marriott International         COM            571903202     5326  155000 SH       Sole              155000
                                                           38059 1107646 SH       Defined       01  975000        132646
Marsh & McLennan               COM            571748102     1461   60000 SH       Sole               60000
                                                           26044 1069556 SH       Defined       01 1043000         26556
McGraw-Hill Companies          COM            580645109    17027  460800 SH       Defined       01  460000           800
Meadowbrook Insurance Company  COM            58319P108     2275  291300 SH       Sole              291300
Microsoft                      COM            594918104      249    8790 SH       Defined       01                  8790
News Corporation               COM            65248E203     5534  290650 SH       Defined       01  275000         15650
Northern Trust Corp            COM            665859104     1329   20000 SH       Sole               20000
                                                            7976  120000 SH       Defined       01  120000
NuStar GP Holdings             COM            67059L102     2025   80000 SH       Sole               80000
                                                            9598  379200 SH       Defined       01  375000          4200
Pepsico                        COM            713448108     2419   33500 SH       Defined       01   33300           200
Philip Morris International    COM            718172109     5903  116700 SH       Defined       01  114500          2200
Plum Creek Lumber MLP          COM            729251108    14477  355700 SH       Defined       01  350000          5700
Progressive Corp               COM            743315103      748   46516 SH       Defined       01   46516
RLI Corporation                COM            749607107    31225  629913 SH       Defined       01  598637         31276
SAP Aktiengesellschaft         COM            803054204     1487   30000 SH       Defined       01   30000
State Street Corp              COM            857477103     3192   40400 SH       Defined       01   40400
Sysco Corp                     COM            871829107     2467   85000 SH       Sole               85000
                                                           20190  695717 SH       Defined       01  615000         80717
T.Rowe Price                   COM            74144T108      550   11000 SH       Sole               11000
                                                            7950  159000 SH       Defined       01  159000
United Parcel Service          COM            911312106    20446  280000 SH       Sole              280000
                                                           30498  417670 SH       Defined       01  360000         57670
Valley National Bank           COM            919794107     2432  126607 SH       Defined       01  125132          1475
W.P. Carey                     COM            92930Y107    28454  949400 SH       Defined       01  925200         24200
Wachovia                       COM            929903102      346   12797 SH       Defined       01                 12797
Wal-Mart Stores                COM            931142103     3688   70000 SH       Sole               70000
                                                           39145  743062 SH       Defined       01  665000         78062
Walgreen                       COM            931422109     1333   35000 SH       Sole               35000
                                                            1168   30660 SH       Defined       01   30000           660
Washington Post Co             COM            939640108     3589    5425 SH       Defined       01    5200           225
Washington Real Estate Investm COM            939653101    13518  404475 SH       Defined       01  390300         14175

                               Markel Corporation
                                    FORM 13F
                                 March 31, 2008

                                                                                                     Voting Authority
                                                          Value  Shares/ Sh/ Put/ Invstmt    Other ---------------------
        Name of Issuer         Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared  None
------------------------------ -------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
White Mountains                COM            G9618E107    17748   36975 SH       Sole               36975
                                                           44796   93325 SH       Defined       01   93325
XL Capital                     COM            G98255105    13882  469796 SH       Defined       01  469138          658
Yum! Brands Inc                COM            988498101      923   24800 SH       Defined       01   20000         4800
REPORT SUMMARY                 120 DATA RECORDS          1809973          1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED